THE WACHOVIA VARIABLE INSURANCE FUNDS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                    April 29, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: THE WACHOVIA VARIABLE INSURANCE FUNDS (the "Trust")
            Wachovia Balanced Fund II
            Wachovia Equity Fund II
            Wachovia Special Values Fund II
           1933 Act File No. 333-33306
           1940 Act File No. 811-09873

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated April 30, 2002, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 2 on April 26, 2002.

     If you have any questions regarding this certification, please contact me at (412) 288-8260.

                                                Respectfully,



                                                /s/ Gail C. Jones
                                                Gail C. Jones
                                                Secretary